Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax (charge) credit
Withholding tax	$ (83)	$ (56)	$ (64)
Other income tax relating to the current year	(65)	(88)	(82)
Adjustments in respect of prior years	(29)	(7)	1
Current tax expense (income) and adjustments	(177)	(151)	(145)
Deferred tax (charge) credit
Origination and reversal of temporary differences	99	58	32
Effect of change in tax rates	(5)	(8)	(10)
Tax income (expense) before valuation allowances	94	50	22
Effect of valuation allowances	(19)	(9)	(8)
Deferred tax expense (income)	75	41	14
Adjustments in respect of prior years	0	(10)	19
Deferred tax expense (income) and adjustments	75	31	33
Income Tax Calculation:
Profit before tax	(271)	218	119
Tax at the weighted average statutory rate	82	(37)	(1)
Effect of:
Items taxed at a different rate	1	(1)	7
Change in tax rates on deferred tax balances	(5)	(8)	(10)
Expenditure not deductible and income not taxable	(106)	(37)	(59)
Unrelieved withholding tax	(83)	(56)	(64)
Accounting for associates and joint ventures	42	36	5
Movement in deferred tax on unremitted earnings	15	9	(2)
Unrecognized deferred tax assets	(27)	(20)	(8)
Recognition of previously unrecognized deferred tax assets	8	11	0
Adjustments in respect of prior years	(29)	(17)	20
Total tax (charge) credit	$ (102)	$ (120)	$ (112)	[1]
Weighted average statutory tax rate	30.30%	17.00%	0.80%
Effective tax rate	(37.50%)	55.00%	94.10%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ (11)	$ 59	$ (29)
Tax at the weighted average statutory rate	3	(11)	0
Effect of:
Items taxed at a different rate	0	0	0
Change in tax rates on deferred tax balances	0	0	0
Expenditure not deductible and income not taxable	(3)	9	(2)
Unrelieved withholding tax	0	0	0
Accounting for associates and joint ventures	0	0	0
Movement in deferred tax on unremitted earnings	0	0	0
Unrecognized deferred tax assets	0	0	(2)
Recognition of previously unrecognized deferred tax assets	0	0	0
Adjustments in respect of prior years	(2)	0	0
Total tax (charge) credit	(2)	(2)	(4)
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	(282)	277	90
Tax at the weighted average statutory rate	85	(48)	(1)
Effect of:
Items taxed at a different rate	1	(1)	7
Change in tax rates on deferred tax balances	(5)	(8)	(10)
Expenditure not deductible and income not taxable	(109)	(28)	(61)
Unrelieved withholding tax	(83)	(56)	(64)
Accounting for associates and joint ventures	42	36	5
Movement in deferred tax on unremitted earnings	15	9	(2)
Unrecognized deferred tax assets	(27)	(20)	(10)
Recognition of previously unrecognized deferred tax assets	8	11	0
Adjustments in respect of prior years	(31)	(17)	20
Total tax (charge) credit	$ (104)	$ (122)	$ (116)
Weighted average statutory tax rate	30.10%	17.30%	1.10%
Effective tax rate	(36.80%)	44.00%	128.90%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%	10.00%	10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%	35.00%	37.00%

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.